PROPERTY, PLANT AND EQUIPMENT, NET (Schedule of Property, Plant and Equipment Net) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	$ 1,062,677,759	$ 1,113,223,698
Less: Accumulated depreciation	441,165,827	372,874,618
Property, plant and equipment, net before construction in progress	621,511,932	740,349,080
Property, plant and equipment, net	630,462,070	750,297,544
Buildings [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	218,144,388	199,178,564
Leasehold improvement [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	129,294	129,294
Plant and machinery [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	793,331,294	854,152,473
Motor vehicles [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	2,442,337	3,132,933
Office equipment [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	11,893,297	12,830,576
Construction in progress [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, net	8,950,138	9,948,464
Power stations [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	$ 36,737,149	$ 43,799,858